Class S2 Shares | ING Index Solution 2015 Portfolio

ING Index Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Index Solution 2015 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.17%
Waivers and Reimbursements	[1][3]	(0.22%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.95%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Index Solution 2015 Portfolio Class S2	97	350	622	1,401

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2009) and Class S2 shares’ performance (2010-211).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 10.48% and Worst quarter: 3rd, 2011, (7.10)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Index Solution 2015 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		0.69%			9.30%		May 28, 2009
Class S2 S&P Target Date 2015 Index	[1]	1.53%			10.80%	[2]
Class S	[3]	0.64%			1.92%		Mar. 10, 2008
Class S S&P Target Date 2015 Index	[1]	1.53%			2.47%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)